LONG-TERM INVESTMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
LONG-TERM INVESTMENT

NOTE 6 – LONG-TERM INVESTMENT

As of September 30, 2015 and December 31, 2014, the Company did not have any long-term investment. No gain or loss recognized from the investment during the nine months ended September 30, 2015 and 2014.

At September 16, 2013, the Company entered into an investment agreement to establish a PRC limited liability company, Yantai Zongbao Tele-Agriculture Service Co., Ltd. (“Yantai Zongbao”), located in Yantai City, Shandong Province. Yantai Zongbao was engaged in providing agricultural planting consulting services to farm owners. The Company invested in approximately $0.5 million or RMB 3 million for 30% of the equity of Yantai Zongbao. On August 26, 2014, the Company sold the 30% equity of interest of Yantai Zongbao to Ms. Hui Song, a member of the Company’s management team, for consideration of approximately $0.5 million or RMB 3 million. Until August 26, 2014 (the disposal date), Yantai Zongbao did not have any operating activities.

NOTE 6 – LONG-TERM INVESTMENT

As of December 31, 2014 and 2013, the Company reported $0 and $490,966, respectively. No gain or loss recognized from the investment during the years ended December 31, 2014 and 2013.

At September 16, 2013, the Company entered into an investment agreement to establish a PRC limited liability company, Yantai Zongbao Tele-Agriculture Service Co., Ltd. (“Yantai Zongbao”), located in Yantai City, Shandong Province. Yantai Zongbao was engaged in providing agricultural planting consulting services to farm owners. The Company invested in approximately $0.5 million or RMB 3 million for 30% of the equity of Yantai Zongbao. On August 26, 2014, the Company sold the 30% equity of interest of Yantai Zongbao to Ms. Hui Song, a member of the Company’s management team, for consideration of approximately $0.5 million or RMB 3 million. Until August 26, 2014 (the disposal date), Yantai Zongbao did not have any operating activities.